Financial Instruments and Risk Management - Schedule of Significant Financial Liabilities and Other Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities	$ 4,510,757	$ 2,345,175	$ 2,272,850
Amount owing to Northern Data		322,099	2,940,412
Deposit payable	1,486,184	511,000	1,788,500
Lease liabilities	521,635	668,515
Mortgage payable	400,500	934,500
Loan payable	610,340
Total	7,529,416	4,781,289	7,001,762
Carrying Value [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities	4,510,757	2,345,175	2,272,850
Amount owing to Northern Data		322,099	2,940,412
Deposit payable	1,486,184	511,000	1,788,500
Lease liabilities	447,514	547,471
Mortgage payable	389,064	877,127
Loan payable	610,340
Total	7,443,859	4,602,872	7,001,762
Less than 1 year [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities	4,510,757	2,345,175	2,272,850
Amount owing to Northern Data		322,099	2,940,412
Deposit payable
Lease liabilities	151,286	146,880
Mortgage payable	400,500	534,000
Loan payable	253,630
Total	5,316,173	3,348,154	5,213,262
1-3 years [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities
Amount owing to Northern Data
Deposit payable	1,486,184	511,000	1,788,500
Lease liabilities	316,325	307,111
Mortgage payable		400,500
Loan payable	356,710
Total	2,159,219	1,218,611	1,788,500
4-5 years [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities
Amount owing to Northern Data
Deposit payable
Lease liabilities	54,024	214,524
Mortgage payable
Loan payable
Total	54,024	214,524
More than 5 years [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities
Amount owing to Northern Data
Deposit payable
Lease liabilities
Mortgage payable
Loan payable
Total